Employee Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2010 Year Apartmentunit Hector Property LandParcels Project RealEstate	Dec. 31, 2009	Dec. 31, 2008	Jul. 15, 1996
Summary of information regarding the Common Shares issued under the ESPP
Shares issued	157,363	324,394	195,961
Issuance price ranges	$28.26 - $41.16	$14.21 – $24.84	$23.51 – $37.61
Issuance proceeds	$ 5,112,000	$ 5,292,000	$ 6,170,000
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, compensation expense	4,000,000	3,500,000	3,800,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized before amendment				200,000
Employee Plans (Textuals) [Abstract]
Value of common shares that can be acquired by the employee and trustees under employees share purchase plan	100,000
Common Shares available for purchase under the ESPP	3,403,970
Purchase price of common stock	85% of the lesser of: (a) the closing price for a share on the last day of such quarter; and (b) the greater of: (i) the closing price for a share on the first day of such quarter, and (ii) the average closing price for a share for all the business days in the quarter
Minimum eligible compensation percentage for the defined contribution plan (the "401(k) Plan")	3.00%
Defined contribution plan vesting period	5
Contributions by employer under annual discretionary profit sharing contribution plan	0	0	0
Annual discretionary profit sharing contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, compensation expense	$ 0	$ 0	$ 0
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares authorized before amendment	7,000,000